Share-based payments - Reconciliation of Outstanding Share Based Payments - Model inputs (Details) - $ / shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
84
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)			$ 0.92
Share price at acceptance date (in AUD per share)			$ 1.18
Expected Volatility			64.95%
Life			6 years 1 month 6 days
Dividend Yield			0.00%
Risk Free Interest Rate			3.84%
85
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)			$ 0.36
Share price at acceptance date (in AUD per share)			$ 0.39
Expected Volatility			69.82%
Life			6 years 3 months 18 days
Dividend Yield			0.00%
Risk Free Interest Rate			4.21%
86
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)			$ 0.36
Share price at acceptance date (in AUD per share)			$ 0.39
Expected Volatility			69.82%
Life			6 years 3 months 18 days
Dividend Yield			0.00%
Risk Free Interest Rate			4.21%
87
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)			$ 0.39
Share price at acceptance date (in AUD per share)			$ 0.29
Expected Volatility			70.10%
Life			6 years 2 months 12 days
Dividend Yield			0.00%
Risk Free Interest Rate			3.79%
87a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)			$ 0.35
Share price at acceptance date (in AUD per share)			$ 1.17
Expected Volatility			72.84%
Life			5 years 9 months 18 days
Dividend Yield			0.00%
Risk Free Interest Rate			4.07%
87b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)			$ 0.35
Share price at acceptance date (in AUD per share)			$ 0.29
Expected Volatility			70.07%
Life			6 years 1 month 6 days
Dividend Yield			0.00%
Risk Free Interest Rate			3.74%
87c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)			$ 0.35
Share price at acceptance date (in AUD per share)			$ 1.07
Expected Volatility			72.76%
Life			5 years 7 months 6 days
Dividend Yield			0.00%
Risk Free Interest Rate			3.99%
88
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)			$ 0.35
Share price at acceptance date (in AUD per share)			$ 0.37
Expected Volatility			69.82%
Life			6 years 3 months 18 days
Dividend Yield			0.00%
Risk Free Interest Rate			4.23%
89
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)			$ 0.37
Share price at acceptance date (in AUD per share)			$ 0.39
Expected Volatility			69.82%
Life			6 years 3 months 18 days
Dividend Yield			0.00%
Risk Free Interest Rate			4.21%
90
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)			$ 0.01
Share price at acceptance date (in AUD per share)			$ 0.30
Expected Volatility			69.97%
Life			2 months 12 days
Dividend Yield			0.00%
Risk Free Interest Rate			3.80%
91
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)		$ 0.32
Share price at acceptance date (in AUD per share)		$ 1.57
Expected Volatility		72.64%
Life		5 years 3 months 18 days
Dividend Yield		0.00%
Risk Free Interest Rate		4.26%
92
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)			$ 0.35
Share price at acceptance date (in AUD per share)			$ 0.89
Expected Volatility			72.66%
Life			5 years 10 months 24 days
Dividend Yield			0.00%
Risk Free Interest Rate			3.90%
93
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)			$ 1.23
Share price at acceptance date (in AUD per share)			$ 1.17
Expected Volatility			72.84%
Life			6 years 4 months 24 days
Dividend Yield			0.00%
Risk Free Interest Rate			4.07%
94
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)			$ 1.23
Share price at acceptance date (in AUD per share)			$ 1.44
Expected Volatility			72.56%
Life			5 years 7 months 6 days
Dividend Yield			0.00%
Risk Free Interest Rate			3.89%
95
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)		$ 1.35
Share price at acceptance date (in AUD per share)		$ 1.11
Expected Volatility		72.68%
Life		5 years 9 months 18 days
Dividend Yield		0.00%
Risk Free Interest Rate		3.99%
96
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)		$ 0.01
Share price at acceptance date (in AUD per share)		$ 1.06
Expected Volatility		72.55%
Life		2 years 7 months 6 days
Dividend Yield		0.00%
Risk Free Interest Rate		3.51%
96a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)		$ 0.01
Share price at acceptance date (in AUD per share)		$ 1.06
Expected Volatility		72.55%
Life		10 months 24 days
Dividend Yield		0.00%
Risk Free Interest Rate		3.51%
96b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)		$ 0.01
Share price at acceptance date (in AUD per share)		$ 1.06
Expected Volatility		72.55%
Life		2 years 7 months 6 days
Dividend Yield		0.00%
Risk Free Interest Rate		3.51%
96c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)		$ 0.01
Share price at acceptance date (in AUD per share)		$ 1.57
Expected Volatility		72.64%
Life		2 years 7 months 6 days
Dividend Yield		0.00%
Risk Free Interest Rate		4.26%
96d
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)		$ 0.01
Share price at acceptance date (in AUD per share)		$ 1.57
Expected Volatility		72.64%
Life		9 months 18 days
Dividend Yield		0.00%
Risk Free Interest Rate		4.26%
97
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)		$ 1.07
Share price at acceptance date (in AUD per share)		$ 1.35
Expected Volatility		72.55%
Life		5 years 9 months 18 days
Dividend Yield		0.00%
Risk Free Interest Rate		3.63%
97a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)		$ 0.97
Share price at acceptance date (in AUD per share)		$ 1.83
Expected Volatility		72.65%
Life		5 years 8 months 12 days
Dividend Yield		0.00%
Risk Free Interest Rate		3.95%
97b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)		$ 0.97
Share price at acceptance date (in AUD per share)		$ 1.94
Expected Volatility		72.65%
Life		5 years 8 months 12 days
Dividend Yield		0.00%
Risk Free Interest Rate		3.93%
97c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)		$ 1.07
Share price at acceptance date (in AUD per share)		$ 2.42
Expected Volatility		73.89%
Life		5 years 7 months 6 days
Dividend Yield		0.00%
Risk Free Interest Rate		4.08%
97d
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)		$ 1.07
Share price at acceptance date (in AUD per share)		$ 1.61
Expected Volatility		73.60%
Life		5 years 2 months 12 days
Dividend Yield		0.00%
Risk Free Interest Rate		3.43%
98
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)		$ 1.44
Share price at acceptance date (in AUD per share)		$ 1.65
Expected Volatility		73.83%
Life		5 years 6 months
Dividend Yield		0.00%
Risk Free Interest Rate		3.58%
99
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)		$ 0.97
Share price at acceptance date (in AUD per share)		$ 1.57
Expected Volatility		72.64%
Life		5 years 8 months 12 days
Dividend Yield		0.00%
Risk Free Interest Rate		4.26%
100
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)		$ 2.01
Share price at acceptance date (in AUD per share)		$ 2.42
Expected Volatility		73.89%
Life		5 years 10 months 24 days
Dividend Yield		0.00%
Risk Free Interest Rate		4.08%
101
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)		$ 1.83
Share price at acceptance date (in AUD per share)		$ 1.79
Expected Volatility		73.83%
Life		5 years 7 months 6 days
Dividend Yield		0.00%
Risk Free Interest Rate		3.56%
102
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)		$ 1.83
Share price at acceptance date (in AUD per share)		$ 1.72
Expected Volatility		73.77%
Life		5 years 7 months 6 days
Dividend Yield		0.00%
Risk Free Interest Rate		3.59%
103
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)		$ 1.89
Share price at acceptance date (in AUD per share)		$ 1.61
Expected Volatility		73.60%
Life		5 years 9 months 18 days
Dividend Yield		0.00%
Risk Free Interest Rate		3.43%
104
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)		$ 1.72
Share price at acceptance date (in AUD per share)		$ 2.70
Expected Volatility		73.47%
Life		5 years 3 months 18 days
Dividend Yield		0.00%
Risk Free Interest Rate		4.22%
105
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)		$ 1.72
Share price at acceptance date (in AUD per share)		$ 1.76
Expected Volatility		73.64%
Life		5 years 10 months 24 days
Dividend Yield		0.00%
Risk Free Interest Rate		3.57%
106
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)		$ 1.72
Share price at acceptance date (in AUD per share)		$ 1.77
Expected Volatility		73.65%
Life		5 years 10 months 24 days
Dividend Yield		0.00%
Risk Free Interest Rate		3.54%
107
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)	$ 1.72
Share price at acceptance date (in AUD per share)	$ 2.38
Expected Volatility	73.59%
Life	5 years 4 months 24 days
Dividend Yield	0.00%
Risk Free Interest Rate	3.92%
108
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)	$ 1.72
Share price at acceptance date (in AUD per share)	$ 2.38
Expected Volatility	73.59%
Life	5 years 4 months 24 days
Dividend Yield	0.00%
Risk Free Interest Rate	3.92%
109
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)	$ 2.46
Share price at acceptance date (in AUD per share)	$ 2.38
Expected Volatility	73.59%
Life	5 years 7 months 6 days
Dividend Yield	0.00%
Risk Free Interest Rate	3.92%
110
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)	$ 2.71
Share price at acceptance date (in AUD per share)	$ 2.80
Expected Volatility	73.73%
Life	5 years 8 months 12 days
Dividend Yield	0.00%
Risk Free Interest Rate	3.55%
110a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)	$ 2.46
Share price at acceptance date (in AUD per share)	$ 2.12
Expected Volatility	73.27%
Life	5 years 3 months 18 days
Dividend Yield	0.00%
Risk Free Interest Rate	4.69%
110b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)	$ 2.46
Share price at acceptance date (in AUD per share)	$ 2.38
Expected Volatility	73.59%
Life	5 years 7 months 6 days
Dividend Yield	0.00%
Risk Free Interest Rate	3.92%
110c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)	$ 2.46
Share price at acceptance date (in AUD per share)	$ 1.96
Expected Volatility	72.95%
Life	5 years 1 month 6 days
Dividend Yield	0.00%
Risk Free Interest Rate	4.40%
111
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)	$ 2.90
Share price at acceptance date (in AUD per share)	$ 2.12
Expected Volatility	73.27%
Life	5 years 7 months 6 days
Dividend Yield	0.00%
Risk Free Interest Rate	4.69%
112
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)	$ 2.46
Share price at acceptance date (in AUD per share)	$ 2.90
Expected Volatility	73.53%
Life	5 years 7 months 6 days
Dividend Yield	0.00%
Risk Free Interest Rate	4.33%
113
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)	$ 3.19
Share price at acceptance date (in AUD per share)	$ 2.50
Expected Volatility	73.40%
Life	5 years 8 months 12 days
Dividend Yield	0.00%
Risk Free Interest Rate	4.40%
114
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)	$ 2.85
Share price at acceptance date (in AUD per share)	$ 1.99
Expected Volatility	73.29%
Life	5 years 8 months 12 days
Dividend Yield	0.00%
Risk Free Interest Rate	4.70%
115
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)	$ 2.66
Share price at acceptance date (in AUD per share)	$ 1.95
Expected Volatility	72.96%
Life	5 years 7 months 6 days
Dividend Yield	0.00%
Risk Free Interest Rate	4.48%
116
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)	$ 2.42
Share price at acceptance date (in AUD per share)	$ 2.12
Expected Volatility	73.27%
Life	5 years 8 months 12 days
Dividend Yield	0.00%
Risk Free Interest Rate	4.69%
117
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)	$ 2.24
Share price at acceptance date (in AUD per share)	$ 1.96
Expected Volatility	72.95%
Life	5 years 8 months 12 days
Dividend Yield	0.00%
Risk Free Interest Rate	4.40%
118
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)	$ 2.85
Share price at acceptance date (in AUD per share)	$ 1.96
Expected Volatility	72.95%
Life	5 years 6 months
Dividend Yield	0.00%
Risk Free Interest Rate	4.40%
119
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)	$ 2.16
Share price at acceptance date (in AUD per share)	$ 1.96
Expected Volatility	72.95%
Life	5 years 9 months 18 days
Dividend Yield	0.00%
Risk Free Interest Rate	4.40%